Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	39,497,770	27,441,220
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,866,953	6,275,555
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,242,701	13,650,844
Contingent Consideration Classified As Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,309,723	0
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,078,393	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	32,554
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	21,928
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	7,460,339